Commitments And Contingent Liabilities (Schedule Of The Aggregate Amount Of Payments For Commitments Outstanding) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Commitments and Contingencies Disclosure [Line Items]
2015	¥ 775,674
2016	226,665
2017	6,531
2018	3,424
2019	1,049
Thereafter	2,342
Total	¥ 1,015,685